Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss for the year	$ (41,326,835)	$ (63,046,905)	$ (23,212,698)
Adjustments for:
Amortization	4,251,274	1,603,654	804,206
Stock-based compensation expense	5,178,462	6,260,985	5,147,573
Share-based payment expense			159,833
Interest income	(270,419)	(169,707)	(75,753)
Inventory provision	1,679,736
Lease modification loss		62,935
Changes in fair value of derivative liabilities	(19,033,560)	31,923,727	2,228,256
Deferred income tax expense (recovery)		(32,148)	(80,725)
Changes in non-cash working capital items:
Receivables	(320,991)	183,863	660,621
Prepaid expenses and deposit	(10,533,621)	292,146	(3,228,192)
Inventory	(4,714,161)	6,875	(245,301)
Trade payables and accrued liabilities	4,539,905	392,539	755,098
Customer deposits and construction contract liability	132,047	35,406	157,259
Net cash flows used in operating activities	(60,418,163)	(22,486,630)	(16,929,823)
Investing activities
Investments in restricted cash	(147,876)	964	(55,775)
Expenditures on plant and equipment	(4,638,821)	(1,400,032)	(2,747,495)
Acquistion of intangible assets			(3,833)
Net cash flows used in investing activities	(4,786,697)	(1,399,068)	(2,807,103)
Financing activities
Interest income received	583,354	178,925	92,550
Interest income received from net investment in sublease	1,459	11,420
Interest paid		(300)	(364)
Interest paid on lease payments	(152,078)	(79,655)	(103,946)
Repayment of shareholder loans		(1,521)	(3,131)
Repayment of leases	(774,346)	(486,136)	(469,113)
Payment received for net investment in sublease	38,541	73,586
Proceeds on issuance of common shares - net of issue costs	(145,613,006)	(126,392,128)	(11,058,573)
Payment for RSU settlement	(185,274)
Payment for DSU settlement	(19,625)
Proceeds from issuance of common shares for options exercised	1,145,538	405,305	55,791
Proceeds from issuance of common shares for warrants exercised	11,431,030	12,433,257	3,155,574
Net cash flows from financing activities	157,681,605	138,927,009	13,785,934
Increase/(decrease) in cash and cash equivalents	92,476,745	115,041,311	(5,950,992)
Effect of exchange rate changes on cash	587	5,848,741	559,665
Cash and cash equivalents, beginning	129,450,676	8,560,624	13,951,951
Cash and cash equivalents, ending	$ 221,928,008	$ 129,450,676	$ 8,560,624